NOTE 20: RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 1,063,748	$ 221,700	$ 195,000
Share-based payments	892,417	0	0
Key management compensation	$ 1,956,165	$ 221,700	$ 195,000